Schedule of Inventory (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,942,674	$ 1,068,259	$ 344,315
Work in process	1,212,711	190,610	492,082
Finished goods	2,359,145	2,114,164	927,483
Total Inventory	$ 5,514,530	$ 3,373,033	$ 1,763,880